Share-based payments - Summary of Expenses Arising from Share-based Payment Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expenses arising from share-based payment transactions	$ (23,632)	$ (1,014)	$ (1,922)
Total expenses arising from share-based payment transactions	(25,213)	(1,333)	(2,525)
Restricted Stock Units | LTI 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expenses arising from share-based payment transactions	(7,489)
Employee Stock Options | LTI 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expenses arising from share-based payment transactions	(16,143)
Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expenses arising from share-based payment transactions		(1,014)	(1,921)
Social Security Costs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expenses arising from share-based payment transactions	$ (1,581)	$ (319)	$ (604)